Investments - Schedule of Balance Sheet Information Related to Subsidiaries (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Current assets	R$ 2,061,457	R$ 1,955,582
Current liabilities	(351,643)	(235,351)
Non-current assets	1,523,594	344,137
Non-current liabilities	(1,291,365)	(683,594)
Accumulated NCI	(365)	1,864
Subsidiaries [member]
Disclosure of subsidiaries [line items]
Current assets	392,492	101,105
Current liabilities	(4,224)	(3,523)
Current net assets	388,268	97,582
Non-current assets	21,994	14,150
Non-current liabilities	(411,055)	(98,355)
Non-current net assets	(389,061)	(84,205)
Net assets	(793)	13,377
Accumulated NCI	(365)	1,864
Vinci Asset Allocation [Member]
Disclosure of subsidiaries [line items]
Current assets	466	232
Current liabilities	(777)	(707)
Current net assets	(311)	(475)
Non-current assets	601	601
Non-current liabilities	(2,750)	(1,550)
Non-current net assets	(2,149)	(949)
Net assets	(2,460)	(1,424)
Accumulated NCI	(615)	(356)
Vinci Holding Securitaria [Member]
Disclosure of subsidiaries [line items]
Current assets	392,026	100,873
Current liabilities	(3,447)	(2,816)
Current net assets	388,579	98,057
Non-current assets	21,393	13,549
Non-current liabilities	(408,305)	(96,805)
Non-current net assets	(386,912)	(83,256)
Net assets	1,667	14,801
Accumulated NCI	R$ 250	R$ 2,220